Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Assets
Schedule of Exploration and Evaluation Assets

	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:

Opening balance - (December 31, 2021)	11,211,756	1	11,211,757
Additions	96,965	-	96,965
Deductions	-	(1)	(1)
Closing balance - (December 31, 2022)	11,308,721	-	11,308,721
Deferred exploration costs:
Opening balance - (December 31, 2021)	50,219,882	-	50,219,882
Costs incurred during the year
Professional/technical fees	143,075	-	143,075
Claim maintenance/lease costs	169,651	-	169,651
Geochemical, metallurgy	3,929	-	3,929
Travel and accommodation	155,195	-	155,195
Geology, geophysics and exploration	307,712	-	307,712
Supplies and miscellaneous	310,804	-	310,804
Environmental and permit	640,541	-	640,541
Value-added tax (Note 4)	251,775		251,775
Refund - Value-added tax	(396,209)	-	(396,209)
Total deferred exploration costs during the year	1,586,473	-	1,586,473
Closing balance - (December 31, 2022)	51,806,355	-	51,806,355
Total exploration and evaluation assets	63,115,076	-	63,115,076

	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2020)	10,319,510	1	10,319,511
Additions	892,246	-	892,246
Closing balance - (December 31, 2021)	11,211,756	1	11,211,757
Deferred exploration costs:
Opening balance - (December 31, 2020)	48,286,318	-	48,286,318
Costs incurred during the year
Drilling and related costs	178,070	-	178,070
Professional/technical fees	276,305	-	276,305
Claim maintenance/lease costs	159,942	-	159,942
Geochemical, metallurgy	22,639	-	22,639
Travel and accommodation	256,641	-	256,641
Geology, geophysics and exploration	299,960	-	299,960
Supplies and miscellaneous	196,508	-	196,508
Environmental and permit	741,436	-	741,436
Value-added tax (Note 4)	308,457		308,457
Refund - Value-added tax	(506,394)	-	(506,394)
Total deferred exploration costs during the year	1,933,564	-	1,933,564
Closing balance - (December 31, 2021)	50,219,882	-	50,219,882
Total exploration and evaluation assets	61,431,638	1	61,431,639